CONSOLIDATED STATEMENTS OF INCOME ANDCOMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Plant Revenues:
Energy sales	$ 30,842,196	$ 30,596,261
Energy credit sales	357,902	372,521
Total plant operating revenues	31,200,098	30,968,782
Plant Expenses:
Plant production expenses	9,572,707	9,701,506
Depreciation and amortization	6,299,405	6,241,354
Total plant operating expenses	15,872,112	15,942,860
Gross Profit	15,327,986	15,025,922
Operating Expenses:
Corporate administration	1,087,675	1,136,849
Professional and management fees	1,067,939	986,742
Employee compensation	2,882,105	3,197,919
Travel and promotion	215,591	199,894
Exploration costs	82,316	508,500
Operating Income	9,992,360	8,996,018
Interest Expense	3,797,155	4,060,133
Other (income) expense	(141,293)	346,588
Income Before Income Tax Expense	6,336,498	4,589,297
Income Tax (Expense) Benefit	(1,386,000)	10,307,000
Net Income	4,950,498	14,896,297
Net income attributable to the non-controlling interests	(3,103,269)	(3,282,586)
Net Income Attributable to U.S. Geothermal Inc.	1,847,229	11,613,711
Other Comprehensive Income:
Unrealized income on investment in equity securities	0	27,321
Comprehensive Income Attributable to U.S. Geothermal Inc.	$ 1,847,229	$ 11,641,032
Basic Earnings Per Share Attributable to U.S. Geothermal Inc.	$ 0.02	$ 0.11
Diluted Earnings Per Share Attributable to U.S. Geothermal Inc.	$ 0.02	$ 0.11
Weighted average number of shares used in the calculation of income per share:
Basic	106,970,812	103,765,537
Diluted	108,313,601	106,457,846